SLM Student Loan Trust 2008-3
Quarterly Servicing Report

Distribution Date Collection Period	07/25/2008 04/01/2008 — 06/30/2008

SLM Funding LLC	- Depositor
Sallie Mae Inc.	- Servicer and Administrator
Deutsche Bank Trust Company Americas	- Indenture Trustee
The Bank of New York Mellon Trust Company, N.A.	- Eligible Lender Trustee
Southwest Student Services Corp	- Excess Distribution Certificateholder

I. 2008-3 Deal Parameters

	Student Loan Portfolio Characteristics		03/31/2008	Activity	06/30/2008
A	i	Portfolio Balance	$969,023,126.69	($5,059,839.07)	$963,963,287.62
	ii	Interest to be Capitalized	28,822,355.53		29,626,063.95

	iii	Total Pool	$997,845,482.22		$993,589,351.57
	iv	Capitalized Interest	18,000,000.00		18,000,000.00
	v	Specified Reserve Account Balance	2,494,613.71		2,483,973.38

	vi	Total Adjusted Pool	$1,018,340,095.93		$1,014,073,324.95

B	i	Weighted Average Coupon (WAC)	7.016%		7.025%
	ii	Weighted Average Remaining Term	127.37		125.96
	iii	Number of Loans	265,486		263,291
	iv	Number of Borrowers	121,893		120,765
	v	Aggregate Outstanding Principal Balance - T-Bill Other	$—		$—
	vi	Aggregate Outstanding Principal Balance - T-Bil	$43,019,085		$41,645,997
	vii	Aggregate Outstanding Principal Balance - Commercial Paper	$954,826,398		$951,943,354
	viii	Pool Factor	0.997825638		0.993569592

						%of O/S		%of O/S
	Notes			Spread	Balance 04/25/2008	Securities	Balance 07/25/2008	Securities
C	i	A-1 Notes	78444GAA2	0.50%	$332,000,000.00	32.790%	$328,596,335.64	32.563%
	ii	A-2 Notes	78444GAB0	0.80%	225,125,000.00	22.235%	225,125,000.00	22.310%
	iii	A-3 Notes	78444GAC8	1.00%	425,000,000.00	41.975%	425,000,000.00	42.117%
	iv	B Notes	78444GAD6	1.20%	30,374,000.00	3.000%	30,374,000.00	3.010%

		Total Notes			$1,012,499,000.00	100.000%	$1,009,095,335.64	100.000%

	Reserve Account		04/25/2008	07/25/2008
D	i	Required Reserve Acct Deposit (%)	0.25%	0.25%
	ii	Reserve Acct Initial Deposit ($)	$—	$0.00
	iii	Specified Reserve Acct Balance ($)	$2,494,613.71	$2,483,973.38
	iv	Reserve Account Floor Balance ($)	$1,000,020.00	$1,000,020.00
	v	Current Reserve Acct Balance ($)	$2,494,613.71	$2,483,973.38

	Other Accounts		04/25/2008	07/25/2008
E	i	Supplemental Loan Purchase Account	$0.00	$0.00
	ii	Capitalized Interest Account	$18,000,000.00	$18,000,000.00
	iii	Floor Income Rebate Account	$1,094,625.32	$3,809,939.29

	Asset/Liability		04/25/2008	07/25/2008
F	i	Total Adjusted Pool + Supplemental Loan Purchase	$1,018,340,095.93	$1,014,073,324.95
	ii	Total Outstanding Balance Notes	$1,012,499,000.00	$1,009,095,335.64
	iii	Difference	$5,841,095.93	$4,977,989.31
	iv	Parity Ratio	1.00577	1.00493

II. 2008-3 Transactions from:      04/01/2008      through:
06/30/2008

A	Student Loan Principal Activity
	i	Regular Principal Collections	$11,175,235.54
	ii	Principal Collections from Guarantor	566,135.02
	iii	Principal Reimbursements	145,817.36
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$11,887,187.92

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$2,170.47
	ii	Capitalized Interest	(6,829,519.32)

	iii	Total Non-Cash Principal Activity	$(6,827,348.85)

C	Student Loan Principal Purchases		$0.00

D	Total Student Loan Principal Activity		$5,059,839.07

E	Student Loan Interest Activity
	i	Regular Interest Collections	$3,497,262.54
	ii	Interest Claims Received from Guarantors	9,746.51
	iii	Collection Fees/Returned Items	2,929.20
	iv	Late Fee Reimbursements	97,025.80
	v	Interest Reimbursements	3,206.02
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	(275.35)
	viii	Subsidy Payments	1,908,321.27

	ix	Total Interest Collections	$5,518,215.99

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(381.80)
	ii	Capitalized Interest	6,829,519.32

	iii	Total Non-Cash Interest Adjustments	$6,829,137.52

G	Student Loan Interest Purchases		$0.00

H	Total Student Loan Interest Activity		$12,347,353.51

I	Non-Reimbursable Losses During Collection Period		$1.90

J	Cumulative Non-Reimbursable Losses to Date		$1.90

III. 2008-3 Collection Account Activity      04/01/2008      through
06/30/2008

A		Principal Collections
	i	Principal Payments Received	$9,642,921.22
	ii	Consolidation Principal Payments	2,098,449.34
	iii	Reimbursements by Seller	2,173.25
	iv	Borrower Benefits Reimbursements	102,823.23
	v	Reimbursements by Servicer	0.00
	vi	Re-purchased Principal	40,820.88

	vii	Total Principal Collections	$11,887,187.92

B		Interest Collections
	i	Interest Payments Received	$5,374,048.48
	ii	Consolidation Interest Payments	41,006.49
	iii	Reimbursements by Seller	(1,029.03)
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	2,304.04
	vi	Re-purchased Interest	1,931.01
	vii	Collection Fees/Return Items	2,929.20
	viii	Late Fees	97,025.80

	ix	Total Interest Collections	$5,518,215.99

C		Other Reimbursements	$37,795.73

D		Reserves in Excess of the Requirement	$10,640.33

E		Administrator Account Investment Income	$0.00

F		Investment Earnings for Period in Trust Accounts	$218,463.32

G		Funds borrowed during previous distribution	$0.00

H		Funds borrowed from subsequent distribution	$0.00

I		Excess Transferred from Supplemental Loan Purchase Account	$0.00

J		Funds Released from Capitalized Interest Account	$0.00

K		Intial Deposit to the Collection Account	$0.00

L		TOTAL AVAILABLE FUNDS	$17,672,303.29
		LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(607,936.00)
		Floor Income Rebate Fees to Dept. of Education	$(1,100,030.67)
		Funds Allocated to the Floor Income Rebate Account	$(3,809,939.29)
		Funds Released from the Floor Income Rebate Account	$1,094,625.32

M		NET AVAILABLE FUNDS	$13,249,022.65
N		Servicing Fees Due for Current Period	$310,686.75

O		Carryover Servicing Fees Due	$0.00

P		Administration Fees Due	$20,000.00

Q		Total Fees Due for Period	$330,686.75

IV. 2008-3 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	03/31/2008	06/30/2008	03/31/2008	06/30/2008	03/31/2008	06/30/2008	03/31/2008	06/30/2008	03/31/2008	06/30/2008
INTERIM:
In School
Current	6.758%	6.760%	109,684	87,229	41.314%	33.130%	$420,555,204.24	$327,700,772.68	43.400%	33.995%

Grace
Current	6.753%	6.753%	32,693	33,287	12.314%	12.643%	114,088,101.96	$129,891,271.67	11.774%	13.475%

TOTAL INTERIM	6.757%	6.758%	142,377	120,516	53.629%	45.773%	$534,643,306.20	$457,592,044.35	55.173%	47.470%

REPAYMENT
Active
Current	7.445%	7.351%	63,510	74,777	23.922%	28.401%	$222,454,494.17	$270,884,023.96	22.957%	28.101%
31-60 Days Delinquent	7.312%	7.269%	6,816	8,048	2.567%	3.057%	22,167,918.04	26,482,264.57	2.288%	2.747%
61-90 Days Delinquent	7.162%	7.227%	6,240	4,765	2.350%	1.810%	20,200,217.62	14,344,936.58	2.085%	1.488%
91-120 Days Delinquent	7.154%	7.202%	2,965	2,914	1.117%	1.107%	8,501,809.94	8,410,468.08	0.877%	0.872%
> 120 Days Delinquent	7.297%	7.176%	7,695	12,867	2.898%	4.887%	21,331,806.33	36,082,770.30	2.201%	3.743%

Deferment
Current	7.161%	7.094%	20,569	21,333	7.748%	8.102%	82,103,123.93	82,167,483.40	8.473%	8.524%

Forbearance
Current	7.362%	7.293%	15,267	17,977	5.751%	6.828%	57,399,450.65	67,534,718.34	5.923%	7.006%

TOTAL REPAYMENT	7.347%	7.278%	123,062	142,681	46.353%	54.191%	$434,158,820.68	$505,906,665.23	44.804%	52.482%

Claims in Process (1)	7.136%	7.339%	47	94	0.018%	0.036%	$220,999.81	$464,578.04	0.023%	0.048%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	7.016%	7.025%	265,486	263,291	100.000%	100.000%	$969,023,126.69	$963,963,287.62	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months.

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.

*	Percentages may not total 100% due to rounding.

V.     2008-3 Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	%*
- GSL — Subsidized	6.889%	145,694	$442,302,292.24	45.884%
- GSL — Unsubsidized	6.855%	105,762	422,604,162.93	43.840%
- PLUS Loans	8.390%	11,562	98,074,088.86	10.174%
- SLS Loans	8.102%	273	982,743.59	0.102%

- Total	7.025%	263,291	$963,963,287.62	100.000%

SCHOOL TYPE	WAC	# Loans	$Amount	%*
-Four Year	7.012%	210,222	$824,340,638.12	85.516%
-Two Year	7.092%	39,581	103,283,282.84	10.714%
-Technical	7.136%	13,486	36,338,493.77	3.770%
-Other	8.003%	2	872.89	0.000%

- Total	7.025%	263,291	$963,963,287.62	100.000%

*	Percentages may not total 100% due to rounding
GSL —Guaranteed Stafford Loan
PLUS — Parent Loans for Undergraduate Students
SLS —Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

VI. 2008-3       Interest Accruals

A	Borrower Interest Accrued During Collection Period	$11,907,147.72
B	Interest Subsidy Payments Accrued During Collection Period	4,928,632.54
C	Special Allowance Payments Accrued During Collection Period	0.00
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	218,463.32
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00
F	Net Expected Interest Collections	$17,054,243.58
VII. 2008-3       Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.008645000	04/25/2008 - 07/25/2008	1 NY Business Day	3.42000%	LIBOR
B	Class A-2 Interest Rate	0.009403333	04/25/2008 - 07/25/2008	1 NY Business Day	3.72000%	LIBOR
C	Class A-3 Interest Rate	0.009908889	04/25/2008 - 07/25/2008	1 NY Business Day	3.92000%	LIBOR
D	Class B Interest Rate	0.010414444	04/25/2008 - 07/25/2008	1 NY Business Day	4.12000%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

VIII. 2008-3      Inputs From Prior Period           03/31/2008

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$969,023,126.69
	ii	Interest To Be Capitalized	28,822,355.53

	iii	Total Pool	$997,845,482.22
	iv	Capitalized Interest	18,000,000.00
	vi	Specified Reserve Account Balance	2,494,613.71

	vii	Total Adjusted Pool	$1,018,340,095.93

B	Total Note Factor		1.000000000
C	Total Note Balance		$1,012,499,000.00

D	Note Balance 04/25/2008		Class A-1	Class A-2	Class A-3	Class B
	i	Current Factor	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$332,000,000.00	$225,125,000.00	$425,000,000.00	$30,374,000.00

	iii	Note Principal Shortfall	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance	$2,494,613.71
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00
I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

IX. 2008-3 Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-M )		$13,249,022.65	$13,249,022.65

B	Primary Servicing Fees — Current Month		$310,686.75	$12,938,335.90

C	Administration Fee		$20,000.00	$12,918,335.90

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$2,870,140.00	$10,048,195.90
	ii	Class A-2	$2,116,925.42	$7,931,270.48
	iii	Class A-3	$4,211,277.78	$3,719,992.70
	iv	Total Class A Interest Distribution	$9,198,343.20

E	Class B Noteholders’ Interest Distribution Amount		$316,328.34	$3,403,664.36

F	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$3,403,664.36	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iv	Total Class A Principal Distribution	$3,403,664.36

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Excess to Certificateholder		$0.00	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$963,963,287.62
	ii	Interest to be Capitalized	29,626,063.95
	iii	Reserve Account Balance (after any reinstatement)	2,483,973.38
	iv	Capitalized Interest Account Balance	18,000,000.00
	v	Less Specified Reserve Account Balance	(2,483,973.38)

	vi	Total	$1,011,589,351.57

	vii	Class A Notes Outstanding (after application of available funds)	$978,721,335.64

	viii	Insolvency Event or Event of Default Under Indenture	N

	ix	Available Funds Applied to Class A Noteholders’ Distribution Amount Before
		Any Amounts are Applied to the Class B Noteholders’ Distribution
		Amount (vii > vi or viii = Y)	N

X. 2008-3 Account Reconciliations

A	Reserve Account
	i	Beginning of Period Account Balance	$2,494,613.71
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$2,494,613.71
	iv	Required Reserve Account Balance	$2,483,973.38
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve — Release to Collection Account	$10,640.33
	vii	Ending Reserve Account Balance	$2,483,973.38

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		03/13/2008
	i	Beginning of Period Account Balance	$—
	ii	Supplemental Loan Purchases	$0.00
	iii	Transfers to Collection Account	$0.00

	iv	Ending Balance	$0.00

C	Capitalized Interest Account
	Capitalized Interest Account Release Date		04/27/2009
	i	Beginning of Period Account Balance	$18,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$18,000,000.00

D	Floor Income Rebate Account
	i	Beginning of Period Account Balance	$1,094,625.32
	ii	Deposits for the Period	$3,809,939.29
	iii	Release to Collection Account	$(1,094,625.32)

	iv	Ending Balance	$3,809,939.29

XI. 2008-3	Distributions

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class B

	i	Quarterly Interest Due	$2,870,140.00	$2,116,925.42	$4,211,277.78	$316,328.34
	ii	Quarterly Interest Paid	2,870,140.00	2,116,925.42	4,211,277.78	316,328.34

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00
	vii	Quarterly Principal Due	$4,266,770.98	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	3,403,664.36	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall	$863,106.62	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$6,273,804.36	$2,116,925.42	$4,211,277.78	$316,328.34

B	Principal Distribution Reconciliation
	i	Pool Balance	3/31/08	$997,845,482.22
	ii	Capitalized Interest	3/31/08	18,000,000.00
	iii	Specified Reserve Account Balance	3/31/08	2,494,613.71

	iv	Total	3/31/08	$1,018,340,095.93

	v	Adjusted Pool Balance	6/30/08	$1,014,073,324.95

	vi	Principal Distribution Amount (iv – v)		$4,266,770.98

	vii	Principal Distribution Amount Paid		$3,403,664.36

	viii	Principal Shortfall (vi - vii)		$863,106.62

C		Total Principal Distribution		$3,403,664.36
D		Total Interest Distribution		9,514,671.54

E		Total Cash Distributions		$12,918,335.90

					Paydown
F	Note Balances			04/25/2008	Factor	07/25/2008
	i	A-1 Note Balance	78444GAA2	$332,000,000.00		$328,596,335.64
		A-1 Note Pool Factor		1.000000000	0.010252001	0.989747999

	ii	A-2 Note Balance	78444GAB0	$225,125,000.00		$225,125,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78444GAC8	$425,000,000.00		$425,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	B Note Balance	78444GAD6	$30,374,000.00		$30,374,000.00
		B Note Pool Factor		1.0000000000	0.000000000	1.0000000000

XII. 2008-3 Historical Pool Information

			4/1/08 - 6/30/08	2/28/08 - 3/31/08
Beginning Student Loan Portfolio Balance			$969,023,126.69	$969,256,082.01
	Student Loan Principal Activity
	i	Regular Principal Collections	$11,175,235.54	$4,797,988.43
	ii	Principal Collections from Guarantor	566,135.02	0.00
	iii	Principal Reimbursements	145,817.36	28,452.04
	iv	Other System Adjustments	0.00	0.00

	v	Total Principal Collections	$11,887,187.92	$4,826,440.47
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$2,170.47	$8,622.18
	ii	Capitalized Interest	(6,829,519.32)	(1,901,251.42)

	iii	Total Non-Cash Principal Activity	$(6,827,348.85)	$(1,892,629.24)
	Student Loan Principal Purchases		$0.00	$(2,700,855.91)
(-)	Total Student Loan Principal Activity		$5,059,839.07	$232,955.32

	Student Loan Interest Activity
	i	Regular Interest Collections	$3,497,262.54	$1,203,693.39
	ii	Interest Claims Received from Guarantors	9,746.51	0.00
	iii	Collection Fees/Returned Items	2,929.20	1,482.17
	iv	Late Fee Reimbursements	97,025.80	36,317.09
	v	Interest Reimbursements	3,206.02	998.79
	vi	Other System Adjustments	0.00	0.00
	vii	Special Allowance Payments	(275.35)	0.00
	viii	Subsidy Payments	1,908,321.27	0.00

	ix	Total Interest Collections	$5,518,215.99	$1,242,491.44

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(381.80)	$691.46
	ii	Capitalized Interest	6,829,519.32	1,901,251.42

	iii	Total Non-Cash Interest Adjustments	$6,829,137.52	$1,901,942.88

	Student Loan Interest Purchases		$0.00	$(43,596.67)

	Total Student Loan Interest Activity		$12,347,353.51	$3,100,837.65

(=)	Ending Student Loan Portfolio Balance		$963,963,287.62	$969,023,126.69

(+)	Interest to be Capitalized		$29,626,063.95	$28,822,355.53

(=)	TOTAL POOL		$993,589,351.57	$997,845,482.22

(+)	Capitalized Interest		$18,000,000.00	$18,000,000.00

(+)	Reserve Account Balance		$2,483,973.38	$2,494,613.71

(=)	Total Adjusted Pool		$1,014,073,324.95	$1,018,340,095.93

XIII. 2008-3 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *
Apr-08	$997,845,482	1.36%
Jul-08	$993,589,352	0.83%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.